Segment Disclosures	12 Months Ended
Mar. 02, 2013
Segment Disclosures
16.	SEGMENT DISCLOSURES

The Company is organized and managed as a single reportable operating segment. The Company currently sells an integrated BlackBerry wireless communications platform solution, which includes the sale of BlackBerry handheld devices and the provision of data communication, compression and security infrastructure services, which enable BlackBerry handheld wireless devices to send and receive wireless messages and data. For enterprise customers, the Company currently sells an integrated BlackBerry Enterprise Server software solution that gives corporate and government customers the ability to set and enforce specific information technology policies to manage their BlackBerry handheld wireless devices when the data services pass through BlackBerry’s Relay and Provisioning infrastructure.

Revenue from continuing operations, classified by major geographic segments in which the Company’s customers are located, was as follows:

	For the year ended
	March 2, 2013		March 3, 2012		February 26, 2011

North America
Canada	$661	6.0%	$1,260	6.8%	$1,408	7.1%
United States	2,235	20.2%	4,182	22.7%	7,823	39.3%

	2,896	26.2%	5,442	29.5%	9,231	46.4%

Europe, Middle East and Africa
United Kingdom	1,238	11.2%	1,919	10.4%	2,218	11.1%
Other	3,264	29.5%	5,743	31.2%	3,867	19.4%

	4,502	40.7%	7,662	41.6%	6,085	30.5%

Latin America	2,114	19.1%	2,646	14.4%	2,738	13.8%

Asia Pacific	1,561	14.0%	2,673	14.5%	1,853	9.3%

	$11,073	100.0%	$18,423	100.0%	$19,907	100.0%

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Revenue mix
Devices	$6,648	$13,794	$15,956
Service	3,910	4,074	3,197
Software	261	318	294
Other	254	237	460

	$11,073	$18,423	$19,907

	As at
	March 2, 2013	March 3, 2012
Property, plant and equipment, intangible assets and goodwill

Canada	$5,160	$5,367
United States	468	555
United Kingdom	30	37
Other	185	364

	$5,843	$6,323

Total assets

Canada	$8,252	$8,693
United States	1,713	2,337
United Kingdom	1,071	1,554
Other	2,129	1,147

	$13,165	$13,731